Loans to/(From) Related Parties	12 Months Ended
Feb. 28, 2023
Loans to/(From) Related Parties [Abstract]
LOANS TO/(FROM) RELATED PARTIES

12. LOANS TO/(FROM) RELATED PARTIES

	As of February 28
Figures in Rand thousands	2023	2022

Non-current assets
Loans to related party	25,800	19,400

Current liabilities
Loans from related parties	(607)	(2,134)

Related party loans are unsecured, bear no interest and have no fixed terms of repayment. The fair value of these financial instruments approximates the carrying amount.